8. Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity (Deficit)

At the time of incorporation, the Company was authorized to issue 10,000 shares of common stock and 1,000 shares of preferred stock with a par value of $0.001.

The Company amended its articles of incorporation to increase its authorized shares to 100,000,000 shares of common stock and 20,000,000 shares of preferred stock, both $0.001 par value.

At the time of incorporation, the Company was authorized to issue 10,000 shares of common stock and 1,000 shares of preferred stock with a par value of $0.001. The Company amended its articles of incorporation to increase it authorized shares to 100,000,000 shares of common stock and 20,000,000 shares of preferred stock, both $0.001 par value.

On January 22, 2015, the Company repurchased and cancelled 50,000 shares for $1,000.

On October 5, 2015, the Company purchased a 1966 Ford Mustang from DEVCAP Partners, LLC to be used in promotional and operational activities for a total price of $36,785. The payable was converted to 250,000 shares of stock.

On April 16, 2016, the Company returned the vehicle to DEVCAP Partners, LLC in exchange for cancellation of 250,000 shares of stock. The value of the cancelled shares was deemed to be the net book value of the vehicle on the date of transfer, $33,107.